Leases (Details 2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases
2023	$ 293,475
2024	195,650
2025	170,828
2026	170,828
2027	170,828
Thereafter	512,486
Total future minimum lease payments	1,514,095
Less: imputed interest	231,905
Total operating lease liabilities	$ 1,282,190	$ 1,421,438